Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share of Common Stock and Series A Preferred Stock using the two-class method.

Three Months Ended March 31,
Successor 2025
Basic Shares:
Numerator:
Net loss	$(25,793)
Undistributed loss allocated to Series A Preferred Stock	211
Net loss available to holders of Common Stock	$(25,582)

Denominator:
Weighted average Common Stock outstanding – basic	121,476,215
Weighted average Series A Preferred Stock outstanding – basic	1,000,000
Basic loss per Common Stock	$(0.21)
Basic loss per Series A Preferred Stock	$(0.21)

Dilutive Shares:
Numerator:
Net loss available to holders of Common Stock	$(25,582)
Add back: loss allocated to holders of Series A Preferred Stock	(211)
Net loss available to holders of Common Stock	$(25,793)
Denominator:
Weighted average Common Stock outstanding – basic	121,476,215
Add: dilutive securities
Stock options	—
Warrants	—
Restricted Stock Units	—
Series A Preferred Stock	1,000,000
Weighted average Common Stock outstanding – diluted	122,476,215
Weighted average Series A Preferred Stock outstanding – diluted	1,000,000
Diluted loss per Common Stock	$(0.21)
Diluted loss per Series A Preferred Stock	$(0.21)
Three Months Ended March 31,
Predecessor 2024
Basic Shares:
Numerator:
Net loss	$(1,271)
Net loss available to Common Shares	$(1,271)

Denominator:
Weighted average Common Shares Outstanding – basic	5,024,802
Dilutive shares from stock options	—
Weighted average Common Shares outstanding – diluted	5,024,802
Basic loss per Common Share	$(0.25)
Diluted loss per Common Share	$(0.25)
The following table sets forth the computation of basic and diluted earnings per share of Common Stock and Series A Preferred Stock using the two-class method.
2024
Successor July 30 to December 31
Basic Shares:
Numerator:
Net loss	$(105,452)
Loss allocated to Series A Preferred Stock	861
Net loss allocated to holders of Common Stock	$(104,591)

Denominator:
Weighted average Common Stock outstanding – basic	121,454,845
Weighted average Series A Preferred Stock outstanding – basic	1,000,000
Basic loss per Common Stock	$(0.86)
Basic loss per Series A Preferred Stock	$(0.86)

Dilutive Shares:
Numerator:
Net loss allocated to holders of Common Stock	$(104,591)
Add back: Loss allocated to holders of Series A Preferred Stock	(861)
Net loss available to Common Stock	$(105,452)
Denominator:
Weighted average Common Stock outstanding – basic	121,454,845
Add: dilutive securities
Share Options	—
Warrants	—
Restricted Stock Units	—
Series A Preferred Stock	1,000,000
Weighted average Common Stock outstanding – diluted	122,454,845
Weighted average Series A Preferred Stock outstanding – diluted	1,000,000
Diluted loss per Common Stock	$(0.86)
Diluted loss per Series A Preferred Stock	$(0.86)

Basic and diluted earnings per share for the period from January 1 to July 29, 2024 (Predecessor), and years ended December 31, 2023 and 2022 (Predecessor) were calculated as follows:

	2024 Predecessor January 1 to July 29 (As Restated)	2023	2022
		Predecessor January 1 to December 31	Predecessor January 1 to December 31
Basic Shares:
Numerator:
Net income (loss)	$(15,703)	$(6,289)	$20,043
Net income (loss) available to Common Shares	$(15,703)	$(6,289)	$20,043

Denominator:
Weighted average Common Shares Outstanding – basic	5,024,802	5,024,802	5,026,061
Dilutive shares from stock options	—	—	67,663
Weighted average Common Shares outstanding – diluted	5,024,802	5,024,802	5,093,724
Basic income (loss) earnings per Common Share	$(3.13)	$(1.25)	$3.99
Diluted income (loss) earnings per Common Share	$(3.13)	$(1.25)	$3.93

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	These excluded shares are as follows:
Predecessor
Outstanding as of March 31, 2024
Tranche B Options	186,933
Tranche C Options	55,872
These excluded shares are as follows:
	Outstanding as of
	July 29, 2024	December 31, 2023	December 31, 2022
Tranche B Options	180,828	186,933	169,843
Tranche C Options	55,872	55,872	55,872